Business Combination - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Sep. 30, 2019	Dec. 31, 2018
Consideration:
Goodwill		$ 74,965	$ 55,546
Société du Noir d'Acétylène de l'Aubette, SAS
Assets
Cash	$ 213
Other current assets	176
Accounts receivables	1,578
Inventories	924
Property, plant and equipment	5,317
Intangible assets	12,766
Total assets acquired	20,974
Liabilities
Current liabilities	2,488
Deferred tax liabilities	4,716
Total liabilities assumed	7,204
Net assets acquired	13,770
Consideration:
Cash consideration paid	36,784
Goodwill	$ 23,014